Net gain or loss on financial assets at FVTOCI and AFS financial assets_Details of net gain on financial assets at FVTOCI and AFS financial assets recognized (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Jun. 30, 2017 KRW (₩)
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Gains on redemption of securities (IFRS 9)	₩ 11,000,000			₩ 16,000,000
Gains on redemption of securities (IAS 39)			₩ 220,000,000					₩ 547,000,000
Gains on transaction of securities (IFRS 9)	464,000,000			1,271,000,000
Gains on transaction of securities (IAS 39)			95,019,000,000					116,262,000,000
Impairment losses on securities (IFRS 9)	0			0
Impairment losses on securities (IAS 39)			(6,852,000,000)					(12,637,000,000)
Total	475,000,000	[1]	0	1,287,000,000	[1]	$ 1,158,000	[1]	0
Total	₩ 0		₩ 88,387,000,000	₩ 0		$ 0		₩ 104,172,000,000

[1]	The consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.